Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities of warrants	€ 133	€ (648)	[1]	€ 1,730	€ 395	[2]
Interest income	4,256	6,366		9,719	12,659
Foreign currency gains	116	2,763		167	7,851
Gains on other financial instruments	49	536		799	70
Other financial income	4,421	9,665		10,685	20,580
Interest expenses	(244)	(226)		(493)	(420)
Foreign currency losses	(22,532)	(79)		(35,620)	(95)
Other financial expenses	(22,776)	(305)		(36,113)	(515)
Financial result	€ (18,222)	€ 8,712	[1]	€ (23,698)	€ 20,460	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid